Fair Value (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Assets:
Total	$ 677	$ 688
Recurring [Member]
Assets:
Total	17
Interest rate swaps [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets	11
Forward contracts [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets	6
Liabilities:
Derivative Financial Instruments, Liabilities	0
Level 1 [Member] | Recurring [Member]
Assets:
Total
Level 1 [Member] | Interest rate swaps [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets
Level 1 [Member] | Forward contracts [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets
Liabilities:
Derivative Financial Instruments, Liabilities
Level 2 [Member] | Recurring [Member]
Assets:
Total	17
Level 2 [Member] | Interest rate swaps [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets	11
Level 2 [Member] | Forward contracts [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets	6
Liabilities:
Derivative Financial Instruments, Liabilities	0
Level 3 [Member] | Recurring [Member]
Assets:
Total
Level 3 [Member] | Interest rate swaps [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets
Level 3 [Member] | Forward contracts [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets
Liabilities:
Derivative Financial Instruments, Liabilities